Supplemental Equity and Comprehensive Income Information - Reclass AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses	$ (6,182)	$ (6,469)	$ (6,384)
Tax effect	(1,982)	(2,028)	(1,841)
Net of tax	4,763	2,555	5,496
Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Net of tax	(250)	(236)	(449)
Gains (losses) associated with defined benefit pension and postretirement plans amortization
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total before tax	904	(2,278)	1,930
Gains (losses) associated with defined benefit pension and postretirement plans amortization | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Transition asset	1	1	1
Prior service benefit	79	59	77
Net actuarial loss	(626)	(420)	(647)
Curtailments/Settlements	9
Total before tax	(537)	(360)	(569)
Tax effect	176	122	197
Net of tax	(361)	(238)	(372)
Debt and equity security gains (losses)
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total before tax		3
Debt and equity security gains (losses) | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses		(1)
Total before tax		(1)
Net of tax		(1)
Cash flow hedging instruments gains (losses)
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total before tax	38	167	24
Cash flow hedging instruments gains (losses) | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total before tax	174	4	(122)
Tax effect	(63)	(1)	45
Net of tax	111	3	(77)
Cash flow hedging instruments gains (losses) | Foreign currency forward/option contracts | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	178	3	(11)
Cash flow hedging instruments gains (losses) | Foreign currency forward contracts | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense			(108)
Cash flow hedging instruments gains (losses) | Commodity price swap contracts | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(2)	2	(2)
Cash flow hedging instruments gains (losses) | Interest rate swap contracts | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense	$ (2)	$ (1)	$ (1)